Label		Element	Value
WHV/EAM International Small Cap Equity Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	WHV/EAM International Small Cap Equity Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The WHV/EAM International Small Cap Equity Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2018
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge ("CDSC") will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of purchase.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class C shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]		rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund primarily invests in a combination of equity securities of foreign (i.e., non-U.S.) companies with a suitable potential for earnings growth. The Fund invests its assets in equity securities of non-U.S. companies located in countries with developed markets, but may also invest in companies domiciled in emerging markets.

The Fund invests, under normal market conditions, at least 80% of its assets (plus borrowings made for investment purposes), at the time of initial purchase, in common stocks of companies with small market capitalizations. The 80% policy in the preceding sentence may be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of the Fund, the Fund's sub-adviser considers small capitalization companies to be companies that have a market capitalization that is within the market capitalization range of companies included in the Russell Global Ex-US Small Cap Growth Index at the time of investment. As of May 29, 2014, approximately 97% of the Russell Global Ex-US Small Cap Growth Index consisted of companies with a market capitalization of less than $3 billion.

The Fund's sub-adviser, EAM Global Investors, LLC ("EAM Global" or "Sub-Adviser") employs an objective, fundamentally-driven strategy to construct a diversified portfolio of small capitalization international growth stocks. EAM Global employs a multi-step, "bottom-up" investment process focused on identifying stocks that it believes are accelerating their potential earnings growth due to positive, fundamental changes. EAM Global actively screens for companies exhibiting the characteristics it believes are associated with positive fundamental change by attempting to identify companies with the following key attributes:

•  Low but rising growth expectations;

•  Well positioned to exceed consensus expectations of growth; and

•  Have the opportunity to achieve higher future valuations (i.e. multiple expansion).

EAM Global then conducts a review of each investment candidate's company and industry fundamentals to assess whether or not there are new developments that are likely to translate into sustainable growth and whether or not the investment is timely. EAM Global believes that applying this process consistently, while maintaining a diversified portfolio of typically 100 to 150 securities with limited exposure to any single stock, will result in the strategy outperforming its benchmark over the long-term.

The Fund invests, under normal conditions, at least 80% of its assets at the time of initial purchase, in securities issued by foreign companies. The Fund invests in securities of companies operating in a broad range of industries, and will not invest more than 25% of its assets in any single industry. The Fund will invest in securities of foreign issuers but may invest in securities of U.S. issuers. The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy.

Risk [Heading]		rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return. It is possible to lose money by investing in the Fund.

•  Emerging Market Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•  Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

•  Foreign Investing Risks. Foreign stocks may underperform U.S. stocks and may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks.

•  Growth Securities Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth the Sub-Adviser anticipates.

•  Management Risk: As with any managed fund, the Sub-Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Sub-Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•  Sector Risk: The Fund may focus its investments from time to time in a limited number of economic sectors. The Fund may not have exposure to all economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

•  Small Cap Stock Risk: The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

•  Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Risk Lose Money [Text]		rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	Because the Fund does not have a full calendar year of operations as of the date of this prospectus, performance information is not included in the Fund summary.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Because the Fund does not have a full calendar year of operations as of the date of this prospectus, performance information is not included in the Fund summary.
WHV/EAM International Small Cap Equity Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	1.15%
Distribution or Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	48.71%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	51.01%
Fee Waiver and/or Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(48.46%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	rr_NetExpensesOverAssets	2.40%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 344
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 748

[1]	A 1.00% contingent deferred sales charge ("CDSC") will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of purchase.
[2]	WHV Investments, Inc. ("WHV" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the total operating expenses excluding taxes, "Acquired Fund fees and expenses," dividend and interest expense on short sales of securities, interest, extraordinary items and brokerage commissions do not exceed 2.40% (on an annual basis) with respect to Class C shares of the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2018, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment by the Adviser will occur unless the Fund's expenses are below the Expense Limitation.